Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent events
20.	Subsequent events:
(a)

On January 11, 2017, the Company declared a quarterly dividend of $0.496875,  $0.515625, $0.434375, $0.512500 and $0.492188 per Series D, Series E, Series F, Series G and Series H preferred share, respectively, representing a total distribution of $16,104,000. The dividends were paid on January 30, 2017 to all shareholders of record on January 27, 2017.

(b)

On January 11, 2017, the Company declared a quarterly dividend of $0.375 per common share. The dividend was paid on January 30, 2017 to all shareholders of record on January 25, 2017. Of the $39,695,000 distribution, $39,278,000 was paid in cash and $417,000 was re-invested through the DRIP.

(c)	In February 2017, the Company terminated its 5.26% swap for $10,852,000. This amount reduced the asset of $11,294,000 that resulted from restructuring the swaption.